Joint operations (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Joint Operations [Abstract]
Joint operations proportionate interest in net assets table
Cameco reflects its proportionate interest in these assets and liabilities as follows:

	Principal place
	of business	Ownership	2020	2019

Total assets
McArthur River	Canada	69.81%	$1,027,617	$1,046,556
Key Lake	Canada	83.33%	560,845	524,324
Cigar Lake	Canada	50.03%	1,327,956	1,354,399

			$2,916,418	$2,925,279

Total liabilities
McArthur River		69.81%	$34,597	$32,132
Key Lake		83.33%	278,331	227,562
Cigar Lake		50.03%	46,604	47,396

			$359,532	$307,090